Aug. 16, 2018

SUPPLEMENT TO THE CLASS R6 PROSPECTUS AND SUMMARY PROSPECTUSES
OF WELLS FARGO DYNAMIC TARGET DATE FUNDS (the "Funds")

At a meeting held August 14-15, 2018, the Board of Trustees of the Funds approved the following changes effective September 21, 2018.

I. Principal Investment Strategy Changes The section entitled "Fund Summary – Principal Investment Strategies" is deleted and replaced with the following:

For Wells Fargo Dynamic Target Today Fund:

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to get exposure to the following asset classes: equity and fixed income (including money market securities). The Fund's investment strategy is to diversify the Fund's investments among these asset classes.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The "Today" designation in the Fund's name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a strategic target allocation to equity and fixed income securities (including money market instruments) in the weights of 40% and 60%, respectively.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

At their discretion, the Fund's portfolio managers may make changes to the Fund's asset allocation.

For the Wells Fargo Dynamic Target 2015 - 2060 Funds

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly. [Note: REIT allocation only applies to Dynamic Target 2015, 2020, 2025 and 2030 Funds]

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. [NOTE: Inflation Linked Bond and Intermediate Term Government Bond allocations only apply to Dynamic Target 2015, 2020, 2025 and 2030 Funds]

The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of [20xx]. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of [20xx] serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

II. Glidepath Changes For each Fund except the Wells Fargo Dynamic Target Today Fund, the Fund's glidepath will be replaced with the following: